STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
 NEW YORK, NEW YORK 10038

February 12, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mark Cowan

Re:	BNY Mellon Funds Trust (File No. 811-09903)
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:
On behalf of BNY Mellon Money Market Fund (the "Fund"), a series of BNY Mellon Funds Trust (the "Trust"), transmitted for filing are definitive proxy materials relating to a special meeting of shareholders of the Fund to be held on April 11, 2016, together with a form of proxy card. The meeting is being called for the purpose of shareholders voting on a proposal to revise a fundamental investment restriction that requires the Fund, under normal market conditions, to invest at least 25% of its assets in securities issued by banks.
Shareholders of record at the close of business on February 19, 2106 will be entitled to receive notice of and to vote at the meeting. It is intended that copies of the proxy materials will be mailed to shareholders on or about March 4, 2016.
The definitive proxy materials are marked to show changes made primarily in response to comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") with respect to the preliminary proxy materials that were provided to the undersigned by Mark Cowan of the Staff telephonically on February 3, 2016.
For the convenience of the Staff, the Staff's comments have been restated below, and the Fund's response is set out immediately following each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the proxy materials.
General
1.	Staff Comment: Please identify on EDGAR the series and class identifiers for all series and classes of shares entitled to vote.
Response: The definitive proxy materials have been coded for all series and classes of shares entitled to vote (Class M shares and Investor shares of the Fund).
Shareholder Letter
2.
Staff Comment: The last sentence of the third paragraph states: "As a prime money market fund, the new SEC rules will require the Trust's Board of Trustees to adopt procedures for implementing shareholder liquidity fees and redemption gates for the Fund and, if the Fund is determined to be an institutional prime money market fund, the Fund will be required to price and transact at a "floating" net asset value per share." Please consider the usefulness of this disclosure to shareholders, as the Fund will be designated as a "government money market fund."

Response: We believe the disclosure is useful to shareholders, as it informs shareholders about policies the Fund may be required to adopt if it remains a "prime" money market fund. We have clarified the referenced sentence, in the shareholder letter and elsewhere in the proxy statement, as follows:
If the Fund were to remain a "prime" money market fund, the new SEC rules would require the Trust's Board of Trustees to adopt procedures for implementing shareholder liquidity fees and redemption gates for the Fund, and, if the Fund were determined to be an institutional prime money market fund, the Fund would be required to price and transact at a "floating" net asset value per share.
Proxy Statement
Introduction
3.
Staff Comment: The fourth paragraph sets forth considerations of the Fund's Board of Trustees (the "Board") in approving the proposed change to the Fund's investment strategy. Conclusions of the Board, if any, should also be included.

Response: The Board made no additional conclusions other than those currently disclosed in the referenced paragraph.
4.
Staff Comment: The last sentence of the fourth paragraph states: "The Board also has approved, in connection with changing the Fund's investment strategy, changing the Fund's name to 'BNY Mellon Government Money Market Fund.'" Please note that, in order to comply with Rule 35d-1 under the Investment Company Act of 1940, the Fund will be required to adopt a policy to invest (under normal circumstances) at least 80% of the value of its net assets in government securities and repurchase agreements that are collateralized by government securities, and consider whether any additional disclosure is necessary. See 2014 Money Market Fund Reform Frequently Asked Questions No. 44.

Response: The following has been added as the last sentence of the fourth paragraph:
To comply with the 1940 Act rule regarding fund names, the Fund will adopt a policy to invest at least 80% of its net assets in securities issued or guaranteed by the U.S. government and repurchase agreements in respect of such securities.
In addition, the following has been added as the second sentence of the first paragraph under the heading "The Fund's Proposed Investment Strategy":
To pursue its goal, the Fund will normally invest at least 80% of its net assets in securities issued or guaranteed by the U.S. government and repurchase agreements in respect of such securities.
Additional Information—Certain Beneficial Ownership
5.	Staff Comment: Please provide the amount of shares issued and outstanding as of the record date.
Response: Item 6(a) of Schedule 14A does not require the number of shares outstanding and the number of votes to which each class is entitled to be provided as of the record date. However, we have updated this information as of the most recent practicable date.
6.
Staff Comment: Please provide the shareholders known by the Trust to own of record or beneficially 5% or more of any class of the Fund's outstanding voting securities and the information regarding Trustee and officer ownership as of the most recent practicable date.

Response: The requested change has been made.
Proxy Card
7.	Staff Comment: Consider clarifying the second paragraph on the first side of the proxy card in Plain English.
Response: The language has been revised to delete redundant language and the bold information has been revised as follows:
THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES. IT WILL BE VOTED "FOR" THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.
8.
Staff Comment: Proposal one on the proxy card states: "To approve revising a fundamental investment restriction that requires the Fund, under normal market conditions, to invest at least 25% of its assets in securities issued by banks." Please conform the proposal with the language of the revised investment restriction.

Response: Proposal one on the proxy card has been revised as follows:
To approve revising the Fund's fundamental investment restriction regarding industry concentration to remove the current requirement that the Fund invest at least 25% of its assets in securities issued by banks. If approved by shareholders, the fundamental investment restriction will be as follows:
The Fund may not invest more than 25% of its total assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
We hope the Staff finds the revisions in the proxy materials responsive to the Staff's comments.
Please telephone the undersigned at 212.806.6658, or David Stephens of this office at 212.806.6138, if you have any questions or comments.
Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc: David Stephens

BNY MELLON FUNDS TRUST
200 Park Avenue
New York, New York 10166

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Mark Cowan

Re:	BNY Mellon Funds Trust (811-09903)
Definitive Proxy Statement on Schedule 14A
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,

BNY MELLON FUNDS TRUST
By: /s/ Joseph Chioffi
Joseph Chioffi
Vice President